Income tax payables, income tax assets and deferred income tax - Temporary differences (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary differences
Total deferred tax liabilities, net	$ (48)	$ (569)
Total income tax assets	626	680
Included in other comprehensive income	403	263	$ 257
Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	1,021	774
Total deferred tax liabilities	(1,169)	(560)
Total deferred tax assets, net		214
Total deferred tax liabilities, net	(148)
Actions for recourse tax receivable	774	466
Total income tax assets	626	680
Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	1,018	771
Total deferred tax liabilities	(1,168)	(560)
Total deferred tax assets, net		211
Total deferred tax liabilities, net	(150)
Actions for recourse tax receivable	774	466
Total income tax assets	624	677
Income Tax Assets, Net, Noncurrent | Telecom USA
Temporary differences
Total deferred tax assets	3	3
Total deferred tax liabilities	(1)
Total deferred tax assets, net	2	3
Total income tax assets	2	3
Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax assets	41	570
Total deferred tax liabilities	(89)	(1,139)
Total deferred tax liabilities, net	(48)	(569)
Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax assets		540
Total deferred tax liabilities		(1,095)
Total deferred tax liabilities, net		(555)
Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax assets	41	30
Total deferred tax liabilities	(89)	(44)
Total deferred tax liabilities, net	(48)	(14)
Allowance for doubtful accounts | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	255	88
Allowance for doubtful accounts | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	252	86
Allowance for doubtful accounts | Income Tax Assets, Net, Noncurrent | Telecom USA
Temporary differences
Total deferred tax assets	3	2
Allowance for doubtful accounts | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax assets	6	287
Allowance for doubtful accounts | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax assets		271
Allowance for doubtful accounts | Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax assets	6	16
Provisions | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	504	341
Provisions | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	504	341
Provisions | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax assets		149
Provisions | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax assets		149
PP&E | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets		1
PP&E | Income Tax Assets, Net, Noncurrent | Telecom USA
Temporary differences
Total deferred tax assets		1
PP&E | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax assets	33	13
PP&E | Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax assets	33	13
Inventory | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	62
Inventory | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	62
Inventory | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax assets		120
Inventory | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax assets		120
Pension and termination benefits | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	162	139
Pension and termination benefits | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	162	139
Deferred revenues | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	32	85
Deferred revenues | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	32	85
PP&E and Intangible assets | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax liabilities	(971)	(560)
PP&E and Intangible assets | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax liabilities	(970)	(560)
PP&E and Intangible assets | Income Tax Assets, Net, Noncurrent | Telecom USA
Temporary differences
Total deferred tax liabilities	(1)
PP&E and Intangible assets | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax liabilities		(789)
PP&E and Intangible assets | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax liabilities		(789)
Cash dividends from foreign companies | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax liabilities	(129)
Included in other comprehensive income	46
Cash dividends from foreign companies | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax liabilities	(129)
Cash dividends from foreign companies | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax liabilities	(64)	(194)
Cash dividends from foreign companies | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax liabilities		(150)
Cash dividends from foreign companies | Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax liabilities	(64)	(44)
Mobile handsets financed sales | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax liabilities	(69)
Mobile handsets financed sales | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax liabilities	(69)
Mobile handsets financed sales | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax liabilities		(84)
Mobile handsets financed sales | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax liabilities		(84)
Tuves Paraguay's Deferred tax liabilities, net | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax liabilities	(25)
Tuves Paraguay's Deferred tax liabilities, net | Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax liabilities	(25)
Investments | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax liabilities		(4)
Investments | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax liabilities		(4)
Other | Income Tax Assets, Net, Noncurrent
Temporary differences
Total deferred tax assets	6	120
Other | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax assets	6	120
Other | Deferred Tax Liabilities, Net
Temporary differences
Total deferred tax assets	2	1
Total deferred tax liabilities		(68)
Other | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax liabilities		(68)
Other | Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax assets	2	$ 1
Reversals from Affidavit filings | Income Tax Assets, Net, Noncurrent | Telecom Argentina
Temporary differences
Total deferred tax liabilities, net	(3)
Reversals from Affidavit filings | Deferred Tax Liabilities, Net | Personal
Temporary differences
Total deferred tax liabilities, net	(11)
Currency translation adjustments | Deferred Tax Liabilities, Net | Nucleo
Temporary differences
Total deferred tax liabilities, net	$ (2)